Plant and Equipment	2 Months Ended	3 Months Ended	7 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Plant and Equipment

4. PLANT AND EQUIPMENT

Property and equipment as of February 28, 2017 are summarized below:

2017
Plant and Equipment	$44,003
Office equipment	2,983
Leasehold improvement	52,906
Total property and equipment	99,892
Accumulated depreciation	(12,246)
Property and equipment, net	$87,646

4. PLANT AND EQUIPMENT

Property and equipment as of March 31, 2017 are summarized below:

2017
Plant and Equipment	$44,003
Office equipment	3,179
Leasehold improvement	52,906
Total property and equipment	100,088
Accumulated depreciation	(14,529)
Property and equipment, net	$85,559

4. PLANT AND EQUIPMENT

Property and equipment as of December 31, 2016 are summarized below:

2016
Plant and Equipment	$42,104
Office equipment	2,983
Leasehold improvement	52,906
Total property and equipment	97,993
Accumulated depreciation	(7,713)
Property and equipment, net	$90,280